Newbuildings and other equipment (Details) - Construction in Progress [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Newbuilding beginning of period	$ 122,572	$ 86,067
Additions	169,003	29,574
Capitalized interest	3,292	6,931
Transfer to vessel/ net investment in direct financing lease	(294,867)	0
Newbuilding end of period	$ 0	$ 122,572